Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Government Fund
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Nov. 29, 2019
Document Creation Date	Nov. 27, 2019
Delaware Strategic Income Fund | Class A
Document and Entity Information:
Trading Symbol	DEGGX
Delaware Strategic Income Fund | Class C
Document and Entity Information:
Trading Symbol	DUGCX
Delaware Strategic Income Fund | Class R
Document and Entity Information:
Trading Symbol	DUGRX
Delaware Strategic Income Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DUGIX
Delaware Emerging Markets Debt Corporate Fund | Class A
Document and Entity Information:
Trading Symbol	DEDAX
Delaware Emerging Markets Debt Corporate Fund | Class C
Document and Entity Information:
Trading Symbol	DEDCX
Delaware Emerging Markets Debt Corporate Fund | Class R
Document and Entity Information:
Trading Symbol	DEDRX
Delaware Emerging Markets Debt Corporate Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEDIX